Fair Value of Financial Instruments and Risk Management - Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value hedge exposure	3.00%	8.00%
Long-term debt	$ 11,486,000,000
1.62% Series 33 Notes Due 2020 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	50,000,000
Conversion of debt	50,000,000
Long-term debt	350,000,000
Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	350,000,000	$ 850,000,000
Notional value	0	$ 0
$300 million of MTN Series 39 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	300,000,000
Long-term debt	300,000,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	$ 800,000,000
Fixed To Floating Interest Rate Swaps, Term	3 years